Other receivables	12 Months Ended
Dec. 31, 2018
Other receivables
Other receivables

Note 16 - Other receivables

Accounting policies

Other receivables are measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.

DKK thousand	2018	2017
VAT	2,980	3,378
Other	388	1,601
Total other receivables	3,368	4,979